SCHEDULE OF MATURITIES OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES (Details) - Convertible Promissory Notes Related Parties [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022
2023	7,500,000
Total	$ 7,500,000